UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            December 31, 2006
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       105
Entry Total:
Form 13F Information Table     	 $374,410,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Nasdaq 100 Shares                 UNIT SER 1  631100104       812     18,822   SH       Sole                  18,822
 S&P 500 SPDR                      UNIT SER 1  78462F103       909      6,421   SH       Sole                   6,421
 iShares MSCI EAFE                 MSCI EAFE   464287465    42,827    584,914   SH       Sole                 584,914
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    74,983  1,362,586   SH       Sole               1,362,586
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       315      4,104   SH       Sole                   4,104
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    79,840    965,416   SH       Sole                 965,416
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       243      3,097   SH       Sole                   3,097
                                   GROW
 iShares Russell 3000 Index        RUSSELL     464287689       231      2,817   SH       Sole                   2,817
                                   3000
 iShares S&P 500                   S&P 500     464287200    80,289    565,417   SH       Sole                 565,417
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       453      6,973   SH       Sole                   6,973
 iShares S&P 500/Barra Value       S&P 500     464287408       372      4,841   SH       Sole                   4,841
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    28,153    220,014   SH       Sole                 220,014
                                   600
 iShares S&P/Barra 600 Value       DTMVX       464287879       225      2,980   SH       Sole                   2,980
 AT&T Inc. New                     COM         78387G103       988     27,623   SH       Sole                  27,623
 Abbott Laboratories               COM         002824100       988     20,283   SH       Sole                  20,283
 Allergan Inc.                     COM         184901023       451      3,763   SH       Sole                   3,763
 Allstate                          COM         200021012       748     11,489   SH       Sole                  11,489
 Altria Group                      COM         718154107       789      9,192   SH       Sole                   9,192
 American Express Company          COM         025816109       357      5,882   SH       Sole                   5,882
 American Int'l Group, Inc.        COM         268741071       525      7,322   SH       Sole                   7,322
 Amgen                             COM         311621007       360      5,277   SH       Sole                   5,277
 Anheuser Busch Co.                COM         352291033       345      7,013   SH       Sole                   7,013
 Apple Computer, Inc.              COM         378331003       299      3,522   SH       Sole                   3,522
 BankAmerica Corp.                 COM         605051044     1,067     19,981   SH       Sole                  19,981
 BellSouth Corporation             COM         798601027       456      9,681   SH       Sole                   9,681
 Boeing Company Capital            COM         970231056       385      4,331   SH       Sole                   4,331
 British Petroleum Amoco           COM         556221042     1,227     18,279   SH       Sole                  18,279
 C H Robinson                      COM         12541W100       974     23,812   SH       Sole                  23,812
 Carnival Corp.                    COM         143658102       332      6,769   SH       Sole                   6,769
 Caterpillar                       COM         149123101       354      5,771   SH       Sole                   5,771
 Charles Schwab                    COM         808513105       258     13,327   SH       Sole                  13,327
 ChevronTexaco Corp.               COM         166764100       943     12,825   SH       Sole                  12,825
 Cisco Systems                     COM         17275R102       725     26,542   SH       Sole                  26,542
 Citigroup Inc.                    COM         172967101     1,326     23,802   SH       Sole                  23,802
 Coca Cola                         COM         191216100       593     12,297   SH       Sole                  12,297
 ComCast                           COM         20030N101       329      7,767   SH       Sole                   7,767
 Conocophillips                    COM         718507106       550      7,639   SH       Sole                   7,639
 Dell Inc.                         COM         24702r101       519     20,694   SH       Sole                  20,694
 Diamond Management & Technology   COM         25278P106       429     34,454   SH       Sole                  34,454
 Consultant
 Disney                            COM         254687106       406     11,834   SH       Sole                  11,834
 Duke Energy                       COM         264399106       210      6,331   SH       Sole                   6,331
 Emerson Oil & Gas Inc.            COM         291085108         0    100,000   SH       Sole                 100,000
 Exelon Corporation                COM         30161N101     1,329     21,476   SH       Sole                  21,476
 Exxon Mobil Corporation           COM         30231G102     3,021     39,417   SH       Sole                  39,417
 Ford Motor Company                COM         345370860       133     17,685   SH       Sole                  17,685
 General Electric                  COM         369604103     1,913     51,398   SH       Sole                  51,398
 Glaxosmithkline                   COM         37733W105       575     10,895   SH       Sole                  10,895
 Goldman Sachs Group               COM         38141G104       454      2,277   SH       Sole                   2,277
 Google Inc                        COM         38259P508       276        600   SH       Sole                     600
 Hewitt Associates Inc             COM         42822Q100     1,876     72,857   SH       Sole                  72,857
 Hewlett-Packard Company           COM         428236103       938     22,773   SH       Sole                  22,773
 Home Depot                        COM         437076102       405     10,079   SH       Sole                  10,079
 IBM                               COM         459200101       800      8,239   SH       Sole                   8,239
 Intel Corp.                       COM         458140100       969     47,846   SH       Sole                  47,846
 J P Morgan Chase & Co.            COM         46625H100     1,469     30,419   SH       Sole                  30,419
 Janus Capital Group Inc.          COM         860831106       347     16,077   SH       Sole                  16,077
 Johnson & Johnson                 COM         478160104     1,347     20,398   SH       Sole                  20,398
 Lehman Bros Holding Inc.          COM         524908100       219      2,805   SH       Sole                   2,805
 McDonald's Corporation            COM         580135101    11,029    248,803   SH       Sole                 248,803
 McGraw Hill Cos                   COM         580645109       223      3,273   SH       Sole                   3,273
 Medtronic, Inc.                   COM         585055106       334      6,235   SH       Sole                   6,235
 Mellon                            COM         58551A108       204      4,839   SH       Sole                   4,839
 Merck & Co, Inc.                  COM         589331107       379      8,681   SH       Sole                   8,681
 Merrill Lynch                     COM         590188108       356      3,829   SH       Sole                   3,829
 Metlife Inc.                      COM         59156R108       247      4,194   SH       Sole                   4,194
 Microsoft                         COM         594918104     1,559     52,213   SH       Sole                  52,213
 Morgan Stanley / Dean Witter      COM         617446448     2,069     25,403   SH       Sole                  25,403
 Motorola Inc.                     COM         620076109       676     32,896   SH       Sole                  32,896
 National Semi-Conductor Corp.     COM         637640103       242     10,651   SH       Sole                  10,651
 Northern Trust                    COM         665859104       772     12,716   SH       Sole                  12,716
 Northfield Labs                   COM         666135108        66     16,205   SH       Sole                  16,205
 Novamed Eyecare Inc.              COM         66986W108       545     71,953   SH       Sole                  71,953
 Occidental Petroleum Corp         COM         674599105       220      4,503   SH       Sole                   4,503
 Oracle Corp.                      COM         68389X105       329     19,190   SH       Sole                  19,190
 Pepsico Inc                       COM         713448108       554      8,854   SH       Sole                   8,854
 Pfizer Incorporated               COM         717081103       811     31,324   SH       Sole                  31,324
 Procter & Gamble                  COM         742718109     1,048     16,310   SH       Sole                  16,310
 Prudential Securities             COM         744320102       322      3,749   SH       Sole                   3,749
 Qualcomm, Inc.                    COM         747525103       265      7,020   SH       Sole                   7,020
 Raytheon Company                  COM         755111507       241      4,555   SH       Sole                   4,555
 Schlumberger                      COM         806857108       331      5,245   SH       Sole                   5,245
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       222      2,188   SH       Sole                   2,188
 Sprint Nextel Corp.               COM         852061100       210     11,117   SH       Sole                  11,117
 Sun Microsystems                  COM         866810104        86     15,869   SH       Sole                  15,869
 Target                            COM         8.76E+110       218      3,820   SH       Sole                   3,820
 Texas Instruments                 COM         882508104       221      7,678   SH       Sole                   7,678
 Tiffany & Co                      COM         886547108       261      6,657   SH       Sole                   6,657
 Time Warner Inc.                  COM         887317105       730     33,514   SH       Sole                  33,514
 Tyco International                COM         902124106       394     12,970   SH       Sole                  12,970
 US Bancorp                        COM         902973304       443     12,245   SH       Sole                  12,245
 United Health Care Corp.          COM         91324P102       362      6,730   SH       Sole                   6,730
 United Parcel Service Class B     COM         911312106       281      3,747   SH       Sole                   3,747
 United Technologies Corp.         COM         913017109       291      4,654   SH       Sole                   4,654
 Verizon Communications            COM         92343V104       543     14,573   SH       Sole                  14,573
 Wachovia Corporation              COM         929903102       497      8,730   SH       Sole                   8,730
 Wal-Mart                          COM         931142103       430      9,308   SH       Sole                   9,308
 Walgreen Company                  COM         931422109       483     10,528   SH       Sole                  10,528
 Washington Mutual Inc.            COM         939322103       376      8,263   SH       Sole                   8,263
 Wells Fargo & Co New              COM         949746101     1,996     56,135   SH       Sole                  56,135
 Wrigley William Jr. Company       COM         982526105       276      5,331   SH       Sole                   5,331
 Wyeth                             COM         983024100       299      5,866   SH       Sole                   5,866
 YUM! Brands Inc.                  COM         895953107       305      5,181   SH       Sole                   5,181
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